Performance Management - Scharf Multi-Asset Opportunity Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Multi-Asset Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and additional indices that reflect the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.scharffunds.com or by calling the Fund toll-free at 866-5SCHARF.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Multi-Asset Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and additional indices that reflect the market sectors in which the Fund invests.
Bar Chart [Heading]	Annual Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.39% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -11.55% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(11.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Multi-Asset Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Footnotes	The Institutional Class incepted on December 31, 2012 and the Retail Class incepted on January 21, 2016. Retail Class performance for the period from December 31, 2012 to January 21, 2016, reflects the performance of the Institutional Class adjusted to reflect Retail Class fees and expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Multi-Asset Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.scharffunds.com
Performance Availability Phone [Text]	866-5SCHARF